Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2020
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

(in thousands)	March 31,
	2020	2019

Accounts payable	$343	$388
Accrued interest	701	523
Other	224	196
	$1,268	$1,107